Common shares (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Beginning balance	$ 24,211,469	$ 21,577,409	$ 27,811,559
Shares purchased and retired during the year	$ (1,343,184)
Issuance of common stock on private placement		$ 8,387,451
Issued upon exercise of stock options, shares	0	6,667
Transfer from contributed capital upon exercise of stock options		$ 0
Rights offering & finders fee		136,003	2,029,867
Ending balance	$ 26,685,002	$ 24,211,469	$ 21,577,409
Common Shares
Beginning balance, shares	68,573,558	58,161,133	53,856,509
Beginning balance	$ 96,656,248	$ 88,121,286	$ 85,966,393
Shares purchased and retired during the year, shares	(4,166,667)
Shares purchased and retired during the year	$ (1,343,184)
Issuance of common stock on private placement, shares		10,264,946
Issuance of common stock on private placement		$ 8,387,451
Issued upon exercise of stock options, shares		6,667	7,334
Issued upon exercise of stock options		$ 5,067	$ 5,710
Transfer from contributed capital upon exercise of stock options		$ 6,441
Rights offering & finders fee, shares		140,812	4,187,290
Rights offering & finders fee		$ 136,003	$ 2,029,867
Stock options proceeds receivable			$ 30,285
Shares for debt, shares			110,000
Shares for debt			$ 89,031
Ending balance, shares	64,406,891	68,573,558	58,161,133
Ending balance	$ 95,313,064	$ 96,656,248	$ 88,121,286